Segments (Narrative) (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Segments [Line Items]
Net sales and other income	$ 320.0	$ 312.0	$ 310.0
Walmart U.S. [Member]
Segments [Line Items]
Long-lived assets, net, excluding goodwill and other assets and deferred charges	$ 75.9	$ 73.6	$ 70.7